Long-Term Debt and Line of Credit (Details) (USD $)		12 Months Ended		1 Months Ended
	Dec. 31, 2009 Letters of credit	Dec. 31, 2009 Term loans item	Dec. 31, 2008 Term loans	Aug. 31, 2011 The SVB Line	Aug. 31, 2011 The SVB Line Line of Credit	Aug. 31, 2011 The SVB Line Letters of credit
Long-Term Debt and Line of Credit
Amount borrowed			$ 3,000,000
Description of floating annual interest rate		Prime Rate
Interest rate margin (as a percent)		0.50%
Interest rate (as a percent)	3.75%
Number of consecutive monthly installments		36
Maximum borrowings					15,000,000	2,000,000
Origination fees paid and capitalized				$ 57,000
Term of line of credit, over which origination fees are amortized				24 months
Cash, cash equivalent and accounts receivable to current liabilities ratio, minimum				1.25
Unused line fee as a percentage of average unused portion of the loan, payable monthly				0.25%